FINANCIAL RISK MANAGEMENT - Schedule of significant unobservable inputs used in fair value measurement of liabilities (Details) - Recurring fair value measurement - Warrants	Dec. 31, 2020	Dec. 31, 2019
Expected time to maturity of warrants in issue
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.9	1.9
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.53	0.58
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	(0.0053)	(0.0030)